DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE I—DEPOSITS

The aggregate amount of time deposits of $100,000 or more approximated $430 million and $567 million as of December 31, 2012 and 2011, respectively.

At December 31, 2012, scheduled maturities of time deposits were as follows (in $1,000s):

2013	$520,412
2014	140,211
2015	47,347
2016	23,596
2017	12,011
2018 and thereafter	1,704

$745,281